Hybrid Financial Instruments: Convertible debentures with embedded derivatives - Schedule of Debenture Host Debt Instrument (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 26,235,808	$ 0
Additions		23,461,000
OID and Transaction issuance cost		(915,328)
Interest accrued	4,851,367	6,039,527
Issuance of shares to debenture holders	(713,590)	(553,286)
Interest paid in cash		(1,796,105)
Ending balance	$ 30,373,585	$ 26,235,808